Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

June 30, 2019

AFF20-QTLY-0819
1.818359.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $968,260)	970,000	968,309
	Shares	Value

Domestic Equity Funds - 33.9%
Fidelity Advisor Series Equity Growth Fund (b)	5,839,099	$85,134,062
Fidelity Advisor Series Growth Opportunities Fund (b)	3,765,184	56,553,062
Fidelity Advisor Series Small Cap Fund (b)	3,806,162	41,829,718
Fidelity Series All-Sector Equity Fund (b)	3,907,438	39,191,603
Fidelity Series Commodity Strategy Fund (b)	14,527,604	68,425,013
Fidelity Series Large Cap Stock Fund (b)	9,906,115	148,393,608
Fidelity Series Large Cap Value Index Fund (b)	1,262,979	16,279,800
Fidelity Series Opportunistic Insights Fund (b)	4,300,151	79,595,791
Fidelity Series Small Cap Opportunities Fund (b)	3,772,778	52,592,532
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,819,745	96,261,058
Fidelity Series Value Discovery Fund (b)	7,411,065	95,158,073
TOTAL DOMESTIC EQUITY FUNDS
(Cost $620,014,891)		779,414,320

International Equity Funds - 20.7%
Fidelity Series Canada Fund (b)	1,337,469	14,605,157
Fidelity Series Emerging Markets Fund (b)	1,711,091	16,443,581
Fidelity Series Emerging Markets Opportunities Fund (b)	7,734,666	147,654,777
Fidelity Series International Growth Fund (b)	8,257,429	134,430,946
Fidelity Series International Small Cap Fund (b)	1,859,048	30,172,344
Fidelity Series International Value Fund (b)	13,514,029	130,140,104
Fidelity Series Overseas Fund (b)	294,398	2,955,753
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $365,563,114)		476,402,662

Bond Funds - 36.3%
Fidelity Series Emerging Markets Debt Fund (b)	1,680,148	16,347,842
Fidelity Series Floating Rate High Income Fund (b)	330,034	3,069,321
Fidelity Series High Income Fund (b)	1,763,859	16,791,940
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,546,121	125,586,675
Fidelity Series International Credit Fund (b)	138,773	1,414,101
Fidelity Series Investment Grade Bond Fund (b)	48,248,598	551,481,476
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,603,881	108,032,131
Fidelity Series Real Estate Income Fund (b)	1,007,341	11,171,408
TOTAL BOND FUNDS
(Cost $806,721,404)		833,894,894

Short-Term Funds - 9.1%
Fidelity Cash Central Fund 2.42% (c)	4,593,076	4,593,995
Fidelity Series Government Money Market Fund 2.44% (b)(d)	166,152,003	166,152,003
Fidelity Series Short-Term Credit Fund (b)	3,805,236	38,242,623
TOTAL SHORT-TERM FUNDS
(Cost $208,668,517)		208,988,621
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,001,936,186)		2,299,668,806
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,437,681)
NET ASSETS - 100%		$2,298,231,125

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	51	Sept. 2019	$4,904,415	$46,676	$46,676
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$48,609

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $968,309.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,838
Total	$27,838

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$92,384,310	$401,195	$11,852,776	$--	$3,244,301	$957,032	$85,134,062
Fidelity Advisor Series Growth Opportunities Fund	62,361,675	265,026	8,451,420	--	2,711,239	(333,458)	56,553,062
Fidelity Advisor Series Small Cap Fund	40,941,178	384,513	1,444,233	--	72,288	1,875,972	41,829,718
Fidelity Series All-Sector Equity Fund	40,929,825	183,773	3,597,596	--	(4,777)	1,680,378	39,191,603
Fidelity Series Canada Fund	13,486,729	749,643	442,180	--	674	810,291	14,605,157
Fidelity Series Commodity Strategy Fund	53,472,213	17,814,315	2,045,126	--	(37,212)	(779,177)	68,425,013
Fidelity Series Emerging Markets Debt Fund	16,371,811	317,194	575,306	244,263	(26,598)	260,741	16,347,842
Fidelity Series Emerging Markets Fund	15,695,656	1,526,309	518,215	--	(1,385)	(258,784)	16,443,581
Fidelity Series Emerging Markets Opportunities Fund	147,559,925	629,977	4,867,475	--	226,289	4,106,061	147,654,777
Fidelity Series Floating Rate High Income Fund	3,120,379	61,950	123,279	46,322	(6,415)	16,686	3,069,321
Fidelity Series Government Money Market Fund 2.44%	152,159,909	21,921,998	7,929,904	946,198	--	--	166,152,003
Fidelity Series High Income Fund	20,745,261	344,663	4,521,809	267,922	(256,579)	480,404	16,791,940
Fidelity Series Inflation-Protected Bond Index Fund	120,170,173	6,384,585	3,814,546	126,434	(24,672)	2,871,135	125,586,675
Fidelity Series International Credit Fund	1,363,168	9,235	--	9,235	--	33,235	1,414,101
Fidelity Series International Growth Fund	129,324,278	577,124	4,569,023	--	536,357	8,562,210	134,430,946
Fidelity Series International Small Cap Fund	30,519,298	139,152	1,840,667	--	184,944	1,169,617	30,172,344
Fidelity Series International Value Fund	123,662,826	5,693,803	3,846,532	--	56,506	4,573,501	130,140,104
Fidelity Series Investment Grade Bond Fund	538,214,733	30,992,760	29,817,383	4,323,684	(4,789)	12,096,155	551,481,476
Fidelity Series Large Cap Stock Fund	154,945,821	1,752,960	11,762,157	1,053,785	(250,707)	3,707,691	148,393,608
Fidelity Series Large Cap Value Index Fund	17,496,625	75,437	1,931,418	--	383,031	256,125	16,279,800
Fidelity Series Long-Term Treasury Bond Index Fund	117,354,568	2,352,779	17,433,455	807,973	726,259	5,031,980	108,032,131
Fidelity Series Opportunistic Insights Fund	85,777,692	374,548	11,481,618	--	1,448,257	3,476,912	79,595,791
Fidelity Series Overseas Fund	--	2,949,173	--	--	--	6,580	2,955,753
Fidelity Series Real Estate Income Fund	11,168,017	206,564	386,297	157,578	26,656	156,468	11,171,408
Fidelity Series Short-Term Credit Fund	38,320,567	964,203	1,345,668	263,774	(344)	303,865	38,242,623
Fidelity Series Small Cap Opportunities Fund	52,642,198	243,151	2,104,241	--	49,421	1,762,003	52,592,532
Fidelity Series Stock Selector Large Cap Value Fund	102,275,559	454,759	10,811,547	--	787,596	3,554,691	96,261,058
Fidelity Series Value Discovery Fund	100,321,739	449,551	8,360,406	--	1,108,782	1,638,407	95,158,073
Total	$2,282,786,133	$98,220,340	$155,874,277	$8,247,168	$10,949,122	$58,016,721	$2,294,106,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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